UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                             Form 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [ ]; Amendment Number:_____________

This Amendment           [ ]  is a restatement.
(Check only one.):
                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Seamans Capital Management, LLC

Address:   950 Winter Street, Suite 1400
           Waltham, MA 02451


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard F. Seamans

Title:     Managing Director

Phone:     781-890-5225


Signature, Place, and Date of Signing:

/s/ Richard F. Seamans           Waltham, MA                May 10, 2012
________________________       _______________             _______________
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0 (zero)

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   211,396
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

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FORM 13F INFORMATION TABLE

   COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       VOTING
                                   TITLE OF                      VALUE      SHRS OR     SH/   INVESTMENT    OTHER      AUTHORITY
NAME OF ISSUER                      CLASS            CUSIP     (X$1000)     PRN AMT     PRN   DISCRETION   MANAGERS    SOLE
--------------                  ---------------   ----------   ---------    ----------  ---   ----------  ----------   ------------
Central Fund of Canada Class A     Cl A            135501101    80,258       3,695,137   sh    Sole           No       3,695,137
Currencyshares Canadian Dollar ETF CDN Dollar Shs  23129X105       500           4,990   sh    Sole           No           4,990
ProShares UltraShort 20+ Year
   Treasury                        Com             74347R297     4,729         223,500   sh    Sole           No         223,500
Proshares UltraShort Euro          Com             74347W882     8,951         463,800   sh    Sole           No         463,800
Sprott Physical Gold Trust         Com             85207H104    28,407       1,996,303   sh    Sole           No       1,996,303
PowerShares US Dollar
   04/21/2012 22 Call              CALL            73936D907        95           3,800   sh    Sole           No           3,800
Anglogold Ashanti                  Com             035128206       114           3,000   sh    Sole           No           3,000
Banro                              Com             066800103     2,731         569,150   sh    Sole           No         569,150
Barrick Gold                       Com             067901108       116           2,650   sh    Sole           No           2,650
Baytex Energy                      Com             07317Q105       418           7,800   sh    Sole           No           7,800
DTE Energy                         Com             233331107     1,255          23,000   sh    Sole           No          23,000
Extorre Gold Mines                 Com             30227B109     1,764         273,450   sh    Sole           No         273,450
Franco-Nevada                      Com             351858105     9,824         237,260   sh    Sole           No         237,260
Gold Fields ADR                    ADR             38059T106       176          12,500   sh    Sole           No          12,500
Gold Resource Corp                 Com             38068T105       131           5,500   sh    Sole           No           5,500
Goldcorp                           Com             80956409        190           4,300   sh    Sole           No           4,300
International Tower Hill Mines     Com             46050R102       696         150,000   sh    Sole           No         150,000
Ipath DJ-UBS Grains Subindex       Com             06739H305       110           2,375   sh    Sole           No           2,375
Ipath S&P 500 VIX ETN              Com             06740C261     8,980         464,795   sh    Sole           No         464,795
Marathon Oil Corporation           Com             565849106     3,279          96,950   sh    Sole           No          96,950
Newmont Mining                     Com             651639106     6,500         121,080   sh    Sole           No         121,080
Novagold Resources                 Com             66987E206       812         116,700   sh    Sole           No         116,700
Odyssey Marine Exploration         Com             676118102       416         133,800   sh    Sole           No         133,800
Peabody Energy                     Com             704549104     3,631         114,775   sh    Sole           No         114,775
Penn West Petroleum                Com             707887105     9,837         474,550   sh    Sole           No         474,550
Powershares DB Agriculture Fund    Com             73936B408     2,406          84,550   sh    Sole           No          84,550
Proshares Ultra DJ-UBS Crude Oil   Com             74347W650     1,383          30,300   sh    Sole           No          30,300
Randgold Resources                 Com             752344309     3,071          30,000   sh    Sole           No          30,000
Silver Wheaton                     Com             828336107    15,581         477,800   sh    Sole           No         477,800
Silvercorp Metals                  Com             82835P103        59           8,600   sh    Sole           No           8,600
Sprott Physical Silver Trust       Com             85207K107       196          14,500   sh    Sole           No          14,500
TECO Energy                        Com             872375100     1,150          65,500   sh    Sole           No          65,500
The Southern Company               Com             842587107     1,277          29,000   sh    Sole           No          29,000
United States Oil Fund             Com             91232N108     8,759         216,650   sh    Sole           No         216,650
Utilities Select Sector SPDR       Com             81369Y886     1,228          35,500   sh    Sole           No          35,500
XCEL Energy                        Com             98389B100     1,197          45,500   sh    Sole           No          45,500
Yamana Gold                        Com             98462Y100        78           5,000   sh    Sole           No           5,000
ipath DJ-UBS Livestock Sub Index   Com             06739H743     1,088          37,340   sh    Sole           No          37,340

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